Business Acquisition - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Cash and cash equivalents	$ 30,408
Accounts receivable	277,338
Property and equipment, net	272,554
Customer list	102,422
Goodwill	1,373,621
Total assets acquired	2,056,344
Accounts payable	(112,590)
Debt assumed	(590,657)
Earn out liability	(175,318)
Total liabilities assumed	(878,565)
Total net assets acquired	$ 1,177,779